ACCOUNTS RECEIVABLE, NET (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Credit Loss [Abstract]
Beginning balance	$ 644,090	$ 198,516
Addition	842,179	474,087
Exchange rate effect	(18,895)	(28,513)
Ending balance	$ 1,467,374	$ 644,090